Mineral Properties - Summary of Mineral Property Expenditures (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Mineral Industries Disclosures [Abstract]
Assaying		26,853
Geological consulting		1,680
Staking and recording fees	12,660	21,577
Exploration and development costs	12,660	50,110	54,276	1,983,642
Recovery of exploration costs	141,354	75,000